Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,
	2022	2021
Prime coil inventory	$50,482,022	$23,079,012
Non-standard coil inventory	1,063,374	1,419,055
Tubular raw material	9,049,598	2,607,197
Tubular finished goods	7,351,128	8,910,829
	$67,946,122	$36,016,093

Property, Plant and Equipment [Table Text Block]
Buildings (in years)	20
Machinery and equipment (in years)	10 to 15
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15